Stockholders' Equity (Details Narrative) (10-K) - USD ($)					1 Months Ended	5 Months Ended	6 Months Ended		12 Months Ended
	Nov. 07, 2017	Feb. 16, 2017	Jan. 11, 2017	Jan. 10, 2017	Feb. 28, 2017	Dec. 31, 2016	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Common stock, shares authorized						100,000,000	100,000,000		100,000,000
Common stock, par value						$ 0.0001	$ 0.0001		$ 0.0001
Preferred stock, shares authorized						20,000,000	20,000,000		20,000,000
Preferred stock, par value						$ 0.0001	$ 0.0001		$ 0.0001
Issuance of common stock for service, value						$ 2,000
Additional paid in capital						$ 312	$ 575,530		$ 158,471
Common stock, shares outstanding						20,000,000	19,285,425		19,003,367
Common stock, shares issued						20,000,000	19,285,425		19,003,367
Discount on common stock							$ 500		$ 500
Proceeds from issuance of common stock								$ 98,541	160,552
Proceeds from sale of stock									160,552
Subscription deposits received in advance									$ 420
Common stock shares issuable									420,000
Preferred stock, shares issued							1,000		1,000
Preferred stock, shares outstanding							1,000		1,000
Series A Preferred Stock [Member]
Preferred stock voting rights description							The Company’s directors and officers have a beneficial ownership of the entire class of the Company’s Series A Preferred Stock, which voting together as a class, have the right to vote 51% of the Company’s voting shares on any and all shareholder matters (the “Majority Voting Rights”). Additionally, the Company shall not adopt any amendments to the Company’s Bylaws, Articles of Incorporation, as amended, make any changes to the Certificate of Designations establishing the Series A Preferred Stock, or effect any reclassification of the Series A Preferred Stock, without the affirmative vote of at least 60% of the outstanding shares of Series A Preferred Stock.		The Company’s directors and officers have beneficial ownership of the entire class of the Company’s Series A Preferred Stock, which voting together as a class, have the right to vote 51% of the Company’s voting shares on all shareholder matters (the “Majority Voting Rights”) not adopt any amendments to the Company’s Bylaws, Articles of Incorporation, as amended, make any changes to the Certificate of Designations establishing the Series A Preferred Stock, or effect any reclassification of the Series A Preferred Stock, without the affirmative vote of at least 60% of the outstanding shares of Series A Preferred Stock.
Two Former Founders and Directors [Member]
Number of common shares redeemed	500,000
Cancellation of shares, value	$ 50
Two Directors and Officers [Member]
Number of common shares redeemed				19,500,000
Common stock, shares outstanding				20,000,000
Common stock, shares issued			5,000,000
Discount on common stock			$ 500
Two Directors and Officers [Member] | July 22, 2016 [Member]
Preferred stock, par value									$ 0.0001
Number of shares issued for services									20,000,000
Issuance of common stock for service, value									$ 2,000
Family Member of President [Member]
Number of common stock issued		1,000,000
Proceeds from issuance of common stock		$ 1,000
Officer and Director [Member]
Common stock, par value		$ 0.0001
Number of common shares redeemed				19,500,000
Number of common stock issued		5,000,000		5,000,000
Proceeds from issuance of common stock		$ 500
Officer and Director [Member] | Series A Preferred Stock [Member]
Number of common stock issued					400
Shares issued price per share					$ 0.04
Investors [Member]
Common stock, par value									$ 0.001
Number of common stock sold									14,003,367
Sale of stock price per share									$ 0.60
Proceeds from sale of stock									$ 160,552
President [Member]
Number of common stock issued			5,000,000
President [Member] | Series A Preferred Stock [Member]
Preferred stock, par value					$ 0.0001
Number of common stock issued					600
Shares issued price per share					$ 0.06
Officer [Member] | Series A Preferred Stock [Member]
Preferred stock, par value					$ 0.0001
Number of common stock issued					400